SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Significant related party transactions - Paragraph Content (Details) ¥ in Thousands, $ in Thousands, $ in Millions						1 Months Ended								5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Oct. 31, 2017	May 12, 2017 CNY (¥)	Jun. 28, 2016 CNY (¥)	Mar. 30, 2016 CNY (¥) installment	Aug. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Nov. 30, 2015 HKD ($) subsidiary	Nov. 30, 2015 CNY (¥)	Aug. 31, 2015 CNY (¥)	Feb. 28, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Dec. 31, 2006	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2006 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 04, 2017 CNY (¥)	Dec. 05, 2016	Sep. 09, 2016	Aug. 08, 2016	Nov. 30, 2015 CNY (¥) subsidiary
Significant related party transactions
Amount transferred in terms of cash																$ 2,369	¥ 15,414	¥ 1,134,512	¥ 10,263
Capital injection through cash																131,767	857,317	30,000	1,365,230
Net carrying value							¥ 91,989,216							¥ 91,989,216	¥ 90,868,235	14,769,795		90,868,235	91,989,216			¥ 96,096,715
First batch asset transfer consideration received																70,847	460,955	271,609	805,764
Financial guarantee provided to related party																	¥ 18,350	24,245	358,370
Carrying amount of equity															14,903,798	$ 2,290,672		¥ 14,903,798				14,903,798
Shandong Aluminum, Shanxi Aluminum Plant and China Great Wall Aluminum Corporation
Significant related party transactions
Total consideration for acquisition					¥ 474,620
Carrying values of assets disposed					279,190
Amount of disposal gain					¥ 195,430
Number of instalments for consideration payment | installment					2
Consideration paid through notes receivable in first instalment															120,040
Consideration paid through offsetting receivables in first instalment															76,620
Chalco Resource
Significant related party transactions
Capital injection through cash														246,630
Ownership interest in associate (in percent)										15.00%
Amount capital injection in associates										¥ 616,580
Capital injection remaining commitment amount							369,950							369,950					369,950
China Rare Earth
Significant related party transactions
Capital injection through cash										¥ 400,000
Ownership interest in associate (in percent)										14.62%						14.62%	14.62%	14.62%
Xingshengyuan Coal | Shanghai Pudong Development Bank
Significant related party transactions
Ownership interest in associate (in percent)											43.03%
Financial guarantees provided											¥ 200,000
ABC-CA | Chinalco Capital
Significant related party transactions
Amount transferred in terms of cash									¥ 150,000
Ownership interest in associate (in percent)								15.00%	15.00%
Capital injection of appraised value									¥ 283,150
Amount capital injection in associates									¥ 433,150
Xinyugou Coal | China Development Bank
Significant related party transactions
Financial guarantee provided to related party												¥ 1,020,000
Ownership interest in joint venture (in percent)												34.00%
Amount of default in repayment of bank loans						¥ 914,000
Amount of default in repayment of interest on bank loans						101,000
Payments for guarantee obligation						¥ 336,000
Ningxia Energy | Tian Jing Shen Zhou Wind Power Co., Ltd
Significant related party transactions
Bank loan term (in years)													14 years
Financial guarantees provided																				¥ 35,000
Outstanding financial guarantee amount							30,000							¥ 30,000	24,000			¥ 24,000	¥ 30,000			¥ 18,000
Chalco Hong Kong | Chinalco assets holdings
Significant related party transactions
Appraised value of disposal properties								$ 372																			¥ 311,000
Consideration payable in first instalment (in percentage)								30.00%	30.00%
Amount of consideration payable in first instalment								$ 112	¥ 93,000
Remaining consideration payable (in percentage)								70.00%	70.00%
Net carrying value																											¥ 102,000
Gains on disposal properties									¥ 210,000
First batch asset transfer consideration received							¥ 93,000
Chinalco Shanghai
Significant related party transactions
Ownership interest in associate (in percent)			40.00%
Equity interest acquired (as a percent)																									60.00%
Total consideration for acquisition			¥ 1,413,000
Carrying amount of equity			387,000
Share premium			¥ 1,026,000
Qingdao Light Metal
Significant related party transactions
Equity interest acquired (as a percent)																100.00%						100.00%
Shandong Engineering | CHALIECO
Significant related party transactions
Equity interest transferred (as a percent)		60.00%
Chinalco Asset Management
Significant related party transactions
Number of subsidiaries | subsidiary								2																			2
Chinalco Investment Development | Chinalco Asset Management
Significant related party transactions
Capital injection by way of urban property assets and land use rights with appraised value									676,950
Amount transferred in terms of cash									696,000
Impact of downstream transaction amounts									111,300
Amount of disposal gain									¥ 350,220
Ownership interest in joint venture (in percent)								24.12%	24.12%
Shandong Aluminum | Xinghua Technology
Significant related party transactions
Equity interest acquired (as a percent)																								33.00%
Shanxi Aluminum Plant | Xinghua Technology
Significant related party transactions
Equity interest acquired (as a percent)																								33.00%
Chinalco | Profit sharing right of "Maochang" mine
Significant related party transactions
Total consideration for acquisition				¥ 349,950
Portion of profit sharing rights acquired (as a percent)				80.00%
Consideration payable in cash for acquisition profit sharing rights															¥ 120,000			¥ 120,000			¥ 94,950	¥ 135,000
Profit sharing rights recorded at the present value of the cash consideration instalments and the related transactions																					¥ 335,410
Chinalco | Qingdao Light Metal
Significant related party transactions
Equity interest acquired (as a percent)																										100.00%
Cooperative exploration of Maochang Mine | Chinalco
Significant related party transactions
Construction investment				¥ 660,000
Investment in mining assets				¥ 475,000
Construction investment and mining rights contributed by the Company (as a percent)				58.15%
Construction investment and mining rights contributed by Chinalco (as a percent)				41.85%
Investment Agreement and Debt to Equity Swap Agreement | Target Companies
Significant related party transactions
Share premium																							¥ 1,864,000
Amount of additional capital contributions	¥ 12,600,000																¥ 12,600,000